Long Term Payable - Schedule of Long-Term Accounts Payable-Non-Current (Details) - Loans Payable [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Accounts Payable-Non-Current [Line Items]
Long-term accounts payable-current	$ 27,601	$ 41,587
unrecognized financing expense	(1,105)	(1,110)
Long-term payable, net	$ 26,496	40,477
Long-term payable, non-current		29,114
Unrecognized financing expense		(3,226)
Long-term accounts payable-non-current, net		$ 25,888